CONTRACT ASSETS	6 Months Ended
Jun. 30, 2023
Contract assets [abstract]
CONTRACT ASSETS

11.	CONTRACT ASSETS

		December 31,	June 30,
		2022	2023	2023
		CNY	CNY	US$
		(Audited)	(Unaudited)	(Unaudited)

Non-current
Service concession assets	(a)	89,740	89,112	12,286
Less: impairment allowance		(27)	(27)	(4)
		89,713	89,085	12,282

Current
Service concession assets	(a)	7,423	7,423	1,023
Other contract assets	(b)	14,930	14,671	2,023
Less: impairment allowance		(706)	(4,252)	(586)
		21,647	17,842	2,460

Total		111,360	106,927	14,742

(a)	Service concession assets bearing an imputed interest of 7% arose from the Group’s revenue from construction service under a build-own-transfer ("BOT") arrangement rendered by the Group's subsidiary, Shaoguan Angrui Environmental Technology Development Co., Limited ("Shaoguan Angrui"). The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.

The amounts for the service concession arrangement are not yet due for payment and will be settled by revenue to be generated during the operating periods of the service concession arrangement. Amounts billed will be transferred to trade receivables.

As of December 31, 2022, and June 30, 2023, the Group’s concession rights associated with the environmental water projects (comprising intangible assets, contract assets and trade receivables) with aggregate gross carrying amounts of CNY139,060 and CNY144,415, respectively, were pledged to secure bank loans from the Bank of Communications with outstanding balances of CNY74,000 and CNY72,500, respectively. Please refer to Note 18 for further details.

(b)	The balances as of December 31, 2022 and June 30, 2023 comprised contract assets arising from performance under certain water treatment plant construction service contracts. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.

The movements in the provision for impairment of contract assets are as follows:

	Year Ended December 31,	Six Months Ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Beginning of the year/period	562	733	101
Provision for expected credit loss, net	171	3,546	489

End of the year/period	733	4,279	590

An impairment analysis is performed at each reporting date using the probability-of-default approach to measure expected credit losses. The probability of default rates is estimated based on comparable entities with published credit ratings. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions, and forward-looking credit risk information. As of December 31, 2022 and June 30, 2023, assumed the default rate ranged from 0.03% to 43.51% and from 0.03% to 76.00%, respectively.